Allowance for Losses on Loans - Internally Assigned Grade (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Sep. 30, 2013
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	$ 8,669,717	$ 7,990,545
Single-family residential
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	5,572,244	5,373,950
Construction - speculative
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	140,060	130,778
Construction - custom
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	385,824	302,722
Land - acquisition & development
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	80,359	81,660
Land - consumer lot loans
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	111,130	124,984
Multi-family
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	920,285	835,598
Commercial real estate
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	752,957	625,293
Commercial & industrial
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	434,088	326,450
HELOC
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	134,455	133,631
Consumer
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	138,315	55,479
Non-acquired loans
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	8,409,022	7,641,266
Non-acquired loans | Single-family residential
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	5,560,203	5,359,149
Non-acquired loans | Construction - speculative
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	140,060	130,778
Non-acquired loans | Construction - custom
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	385,824	302,722
Non-acquired loans | Land - acquisition & development
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	77,832	77,775
Non-acquired loans | Land - consumer lot loans
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	108,623	121,671
Non-acquired loans | Multi-family
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	917,286	831,684
Non-acquired loans | Commercial real estate
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	591,336	414,961
Non-acquired loans | Commercial & industrial
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	379,226	243,199
Non-acquired loans | HELOC
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	116,042	112,186
Non-acquired loans | Consumer
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	132,590	47,141
Acquired loans
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	184,188	250,379
Acquired loans | Single-family residential
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	11,716	14,468
Acquired loans | Construction - speculative
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Acquired loans | Construction - custom
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Acquired loans | Land - acquisition & development
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	905	1,489
Acquired loans | Land - consumer lot loans
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	2,507	3,313
Acquired loans | Multi-family
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	2,999	3,914
Acquired loans | Commercial real estate
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	97,898	133,423
Acquired loans | Commercial & industrial
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	54,219	75,326
Acquired loans | HELOC
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	8,274	10,179
Acquired loans | Consumer
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	5,670	8,267
Credit-impaired acquired loans
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	76,507	98,900
Credit-impaired acquired loans | Single-family residential
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	325	333
Credit-impaired acquired loans | Construction - speculative
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Credit-impaired acquired loans | Construction - custom
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Credit-impaired acquired loans | Land - acquisition & development
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	1,622	2,396
Credit-impaired acquired loans | Land - consumer lot loans
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Credit-impaired acquired loans | Multi-family
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Credit-impaired acquired loans | Commercial real estate
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	63,723	76,909
Credit-impaired acquired loans | Commercial & industrial
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	643	7,925
Credit-impaired acquired loans | HELOC
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	10,139	11,266
Credit-impaired acquired loans | Consumer
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	55	71
Credit-impaired acquired loans | Pool 1 - Construction and land A&D
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	1,622	2,396
Credit-impaired acquired loans | Pool 2 - Single-family residential
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	325	333
Credit-impaired acquired loans | Pool 3 - Multi-family
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Credit-impaired acquired loans | Pool 4 - HELOC & other consumer
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	10,194	11,337
Credit-impaired acquired loans | Pool 5 - Commercial real estate
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	63,723	76,909
Credit-impaired acquired loans | Pool 6 - Commercial & industrial
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	643	7,925
Pass
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	8,423,666	7,639,717
Grade as percentage of total gross assets	97.20%	95.60%
Pass | Non-acquired loans
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	8,205,380	7,363,923
Pass | Non-acquired loans | Single-family residential
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	5,426,895	5,184,101
Pass | Non-acquired loans | Construction - speculative
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	134,950	99,436
Pass | Non-acquired loans | Construction - custom
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	385,824	302,722
Pass | Non-acquired loans | Land - acquisition & development
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	71,692	64,355
Pass | Non-acquired loans | Land - consumer lot loans
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	108,013	121,039
Pass | Non-acquired loans | Multi-family
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	912,728	819,911
Pass | Non-acquired loans | Commercial real estate
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	557,914	373,012
Pass | Non-acquired loans | Commercial & industrial
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	359,221	240,441
Pass | Non-acquired loans | HELOC
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	115,794	112,186
Pass | Non-acquired loans | Consumer
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	132,349	46,720
Pass | Acquired loans
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	156,954	209,754
Pass | Acquired loans | Single-family residential
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	11,716	14,468
Pass | Acquired loans | Construction - speculative
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Pass | Acquired loans | Construction - custom
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Pass | Acquired loans | Land - acquisition & development
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	503	312
Pass | Acquired loans | Land - consumer lot loans
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	2,507	3,313
Pass | Acquired loans | Multi-family
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	2,999	3,227
Pass | Acquired loans | Commercial real estate
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	88,974	105,055
Pass | Acquired loans | Commercial & industrial
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	36,311	64,933
Pass | Acquired loans | HELOC
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	8,274	10,179
Pass | Acquired loans | Consumer
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	5,670	8,267
Pass | Credit-impaired acquired loans
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	61,332	66,040
Pass | Credit-impaired acquired loans | Pool 1 - Construction and land A&D
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	1,292	980
Pass | Credit-impaired acquired loans | Pool 2 - Single-family residential
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	325	333
Pass | Credit-impaired acquired loans | Pool 3 - Multi-family
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Pass | Credit-impaired acquired loans | Pool 4 - HELOC & other consumer
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	10,194	11,337
Pass | Credit-impaired acquired loans | Pool 5 - Commercial real estate
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	48,878	52,509
Pass | Credit-impaired acquired loans | Pool 6 - Commercial & industrial
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	643	881
Special mention
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	37,860	42,499
Grade as percentage of total gross assets	0.40%	0.50%
Special mention | Non-acquired loans
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	19,504	33,384
Special mention | Non-acquired loans | Single-family residential
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	2,793	4,595
Special mention | Non-acquired loans | Construction - speculative
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	3,199
Special mention | Non-acquired loans | Construction - custom
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Special mention | Non-acquired loans | Land - acquisition & development
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	775
Special mention | Non-acquired loans | Land - consumer lot loans
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Special mention | Non-acquired loans | Multi-family
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	2,114
Special mention | Non-acquired loans | Commercial real estate
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	1,971	21,652
Special mention | Non-acquired loans | Commercial & industrial
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	14,740	1,049
Special mention | Non-acquired loans | HELOC
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Special mention | Non-acquired loans | Consumer
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Special mention | Acquired loans
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	16,213	5,499
Special mention | Acquired loans | Single-family residential
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Special mention | Acquired loans | Construction - speculative
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Special mention | Acquired loans | Construction - custom
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Special mention | Acquired loans | Land - acquisition & development
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Special mention | Acquired loans | Land - consumer lot loans
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Special mention | Acquired loans | Multi-family
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Special mention | Acquired loans | Commercial real estate
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	2,571	4,190
Special mention | Acquired loans | Commercial & industrial
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	13,642	1,309
Special mention | Acquired loans | HELOC
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Special mention | Acquired loans | Consumer
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Special mention | Credit-impaired acquired loans
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	2,143	3,616
Special mention | Credit-impaired acquired loans | Pool 1 - Construction and land A&D
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	461
Special mention | Credit-impaired acquired loans | Pool 2 - Single-family residential
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Special mention | Credit-impaired acquired loans | Pool 3 - Multi-family
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Special mention | Credit-impaired acquired loans | Pool 4 - HELOC & other consumer
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Special mention | Credit-impaired acquired loans | Pool 5 - Commercial real estate
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	2,143	3,155
Special mention | Credit-impaired acquired loans | Pool 6 - Commercial & industrial
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Substandard
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	208,133	308,329
Grade as percentage of total gross assets	2.40%	3.90%
Substandard | Non-acquired loans
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	184,138	243,959
Substandard | Non-acquired loans | Single-family residential
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	130,515	170,453
Substandard | Non-acquired loans | Construction - speculative
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	5,110	28,143
Substandard | Non-acquired loans | Construction - custom
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Substandard | Non-acquired loans | Land - acquisition & development
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	6,140	12,645
Substandard | Non-acquired loans | Land - consumer lot loans
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	610	632
Substandard | Non-acquired loans | Multi-family
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	4,558	9,659
Substandard | Non-acquired loans | Commercial real estate
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	31,451	20,297
Substandard | Non-acquired loans | Commercial & industrial
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	5,265	1,709
Substandard | Non-acquired loans | HELOC
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	248	0
Substandard | Non-acquired loans | Consumer
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	241	421
Substandard | Acquired loans
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	10,963	35,126
Substandard | Acquired loans | Single-family residential
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Substandard | Acquired loans | Construction - speculative
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Substandard | Acquired loans | Construction - custom
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Substandard | Acquired loans | Land - acquisition & development
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	402	1,177
Substandard | Acquired loans | Land - consumer lot loans
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Substandard | Acquired loans | Multi-family
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	687
Substandard | Acquired loans | Commercial real estate
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	6,353	24,178
Substandard | Acquired loans | Commercial & industrial
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	4,208	9,084
Substandard | Acquired loans | HELOC
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Substandard | Acquired loans | Consumer
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Substandard | Credit-impaired acquired loans
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	13,032	29,244
Substandard | Credit-impaired acquired loans | Pool 1 - Construction and land A&D
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	330	955
Substandard | Credit-impaired acquired loans | Pool 2 - Single-family residential
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Substandard | Credit-impaired acquired loans | Pool 3 - Multi-family
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Substandard | Credit-impaired acquired loans | Pool 4 - HELOC & other consumer
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Substandard | Credit-impaired acquired loans | Pool 5 - Commercial real estate
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	12,702	21,245
Substandard | Credit-impaired acquired loans | Pool 6 - Commercial & industrial
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	7,044
Doubtful
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	58	0
Grade as percentage of total gross assets	0.00%	0.00%
Doubtful | Non-acquired loans
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Doubtful | Non-acquired loans | Single-family residential
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Doubtful | Non-acquired loans | Construction - speculative
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Doubtful | Non-acquired loans | Construction - custom
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Doubtful | Non-acquired loans | Land - acquisition & development
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Doubtful | Non-acquired loans | Land - consumer lot loans
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Doubtful | Non-acquired loans | Multi-family
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Doubtful | Non-acquired loans | Commercial real estate
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Doubtful | Non-acquired loans | Commercial & industrial
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Doubtful | Non-acquired loans | HELOC
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Doubtful | Non-acquired loans | Consumer
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Doubtful | Acquired loans
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	58	0
Doubtful | Acquired loans | Single-family residential
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Doubtful | Acquired loans | Construction - speculative
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Doubtful | Acquired loans | Construction - custom
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Doubtful | Acquired loans | Land - acquisition & development
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Doubtful | Acquired loans | Land - consumer lot loans
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Doubtful | Acquired loans | Multi-family
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Doubtful | Acquired loans | Commercial real estate
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Doubtful | Acquired loans | Commercial & industrial
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	58	0
Doubtful | Acquired loans | HELOC
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Doubtful | Acquired loans | Consumer
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Doubtful | Credit-impaired acquired loans
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Doubtful | Credit-impaired acquired loans | Pool 1 - Construction and land A&D
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Doubtful | Credit-impaired acquired loans | Pool 2 - Single-family residential
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Doubtful | Credit-impaired acquired loans | Pool 3 - Multi-family
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Doubtful | Credit-impaired acquired loans | Pool 4 - HELOC & other consumer
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Doubtful | Credit-impaired acquired loans | Pool 5 - Commercial real estate
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Doubtful | Credit-impaired acquired loans | Pool 6 - Commercial & industrial
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Loss
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Grade as percentage of total gross assets	0.00%	0.00%
Loss | Non-acquired loans
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Loss | Non-acquired loans | Single-family residential
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Loss | Non-acquired loans | Construction - speculative
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Loss | Non-acquired loans | Construction - custom
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Loss | Non-acquired loans | Land - acquisition & development
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Loss | Non-acquired loans | Land - consumer lot loans
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Loss | Non-acquired loans | Multi-family
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Loss | Non-acquired loans | Commercial real estate
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Loss | Non-acquired loans | Commercial & industrial
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Loss | Non-acquired loans | HELOC
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Loss | Non-acquired loans | Consumer
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Loss | Acquired loans
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Loss | Acquired loans | Single-family residential
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Loss | Acquired loans | Construction - speculative
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Loss | Acquired loans | Construction - custom
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Loss | Acquired loans | Land - acquisition & development
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Loss | Acquired loans | Land - consumer lot loans
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Loss | Acquired loans | Multi-family
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Loss | Acquired loans | Commercial real estate
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Loss | Acquired loans | Commercial & industrial
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Loss | Acquired loans | HELOC
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Loss | Acquired loans | Consumer
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Loss | Credit-impaired acquired loans
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Loss | Credit-impaired acquired loans | Pool 1 - Construction and land A&D
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Loss | Credit-impaired acquired loans | Pool 2 - Single-family residential
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Loss | Credit-impaired acquired loans | Pool 3 - Multi-family
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Loss | Credit-impaired acquired loans | Pool 4 - HELOC & other consumer
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Loss | Credit-impaired acquired loans | Pool 5 - Commercial real estate
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Loss | Credit-impaired acquired loans | Pool 6 - Commercial & industrial
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	$ 0	$ 0